Accounts receivable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysed into:
Accounts receivable	¥ 26,911,837	¥ 24,804,671
Notes receivable	5,552,422	4,621,180
Gross amounts of accounts receivable	32,464,259	29,425,851
Less: Loss allowance	195,320	146,913	¥ 112,086
Total	32,268,939	29,278,938
At amortised cost [member]
Analysed into:
Accounts receivable	25,547,258	24,804,671
Notes receivable	5,552,422	4,621,180
At fair value through other comprehensive income [member]
Analysed into:
Accounts receivable	¥ 1,364,579	¥ 0